Property and equipment, net	12 Months Ended
Mar. 31, 2019
Property and equipment, net
Property and equipment, net

6.Property and equipment, net

Property and equipment consisted of the followings:

As of March 31
2019

Server hardware	$8,479,493
Vehicles	114,204
8,593,697
Less: accumulated depreciation	(1,997,016)
Server development in progress	7,425,559
Property and equipment, net	$14,022,240

Additions to property and equipment for the years ended March 31, 2019 was $6,534,343.Carrying amount of disposals of property and equipment for the years ended March 31, 2019 was $7,428.

During the years ended March 31, 2019 the Group had no impaired or pledged property and equipment.

Depreciation expenses were $ 922,770 for the years ended March 31, 2019